Organization - Summary of Assets and Liabilities of VIE's in Consolidated Balance Sheets (Detail)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
Variable Interest Entity [Line Items]
Cash and cash equivalents	¥ 2,002,314,688	$ 287,614,509	¥ 2,912,901,189	¥ 803,270,815
Other current assets	18,628,475	2,675,813	21,323,376
Total current assets	5,540,755,045	795,879,665	4,754,581,644
Finance lease receivables—non-current	1,448,958,373	208,129,848	1,282,457,409
Other non-current assets	8,415,694	1,208,839	36,687,583
Total non-current assets	3,195,819,329	459,050,723	2,546,558,560
Total assets	8,736,574,374	1,254,930,388	7,301,140,204
Short-term debts	1,439,749,760	206,807,113	660,000,000
Other current liabilities	31,660,944	4,547,813	31,389,562
Total current liabilities	2,909,120,070	417,868,954	1,565,380,632
Long-term debts	301,667,717	43,331,856	472,793,340
Other non-current liabilities	21,796,367	3,130,852	7,599,404
Total non-current liabilities	335,794,013	48,233,791	480,392,744
Total liabilities	3,244,914,083	466,102,745	2,045,773,376
Consolidated VIE [Member]
Variable Interest Entity [Line Items]
Cash and cash equivalents	1,781,925,125	255,957,529	1,364,431,913
Other current assets	2,364,681,520	339,665,248	1,541,898,050
Total current assets	4,146,606,645	595,622,777	2,906,329,963
Finance lease receivables—non-current	1,448,958,373	208,129,848	1,282,457,409
Other non-current assets	1,469,144,834	211,029,451	1,228,066,241
Total non-current assets	2,918,103,207	419,159,299	2,510,523,650
Total assets	7,064,709,852	1,014,782,076	5,416,853,613
Short-term debts	1,439,749,760	206,807,113	660,000,000
Other current liabilities	1,468,827,161	210,983,820	905,380,113
Total current liabilities	2,908,576,921	417,790,933	1,565,380,113
Long-term debts	301,667,717	43,331,856	472,793,340
Other non-current liabilities	34,126,296	4,901,935	7,599,404
Total non-current liabilities	335,794,013	48,233,791	480,392,744
Total liabilities	¥ 3,244,370,934	$ 466,024,724	¥ 2,045,772,857